Note 14 - Subsequent Event 1 (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] - Reverse Stock Split [Member]	Apr. 22, 2024
Stockholders' Equity Note, Stock Split, Conversion Ratio	80
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	80